Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 20 – COMMITMENTS AND CONTINGENCIES:

1.	On April 1, 2024, a lawsuit seeking declaratory judgement was filed in the District Court of Tel Aviv-Jaffa in Israel by minority shareholders of Eventer against Eventer and the Company (together, the “Defendants”). The minority shareholders of Eventer (the “Plaintiffs”), hold in aggregate 31.86% of the outstanding ordinary shares of Eventer.

The Plaintiffs allege, among others, that the Defendants violated the agreement whereby the Company acquired control of Eventer (the “Purchase Agreement”), which established a “separation” mechanism, pursuant to which certain Plaintiffs were granted an option to convert their shares in Eventer into shares of the Company. The claim alleges that the Company has violated the terms of the Purchase Agreement by refusing to negotiate Eventer’s valuation to enable certain of the Plaintiffs to exercise their option to convert their shares of Eventer into shares of the Company. The Plaintiffs seek an aggregate of NIS 8,602 thousand from the Company as consideration for the Plaintiffs’ shares in Eventer or as an alternative remedy, to convert Eventer’s shares into the Company shares for an aggregate value of NIS 8,602 thousand (approximately USD 2,348 thousand) following which all the Plaintiffs shares in Eventer would be transferred to the Company.

In addition, the Plaintiffs seek an aggregate of NIS 2,259 thousand from Eventer due to claims of breach of agreements (approximately USD 600 thousand).

The Company submitted its response to the District Court of Tel Aviv – Jaffa and it intends to defend its position vigorously. The Company estimates the chances of a court ruling or a settlement in which the Plaintiffs will be awarded a consideration for their Eventer shares that is materially in excess of their fair value is remote. Accordingly, no loss contingency has been recorded as of December 31, 2024.

2.	On December 2024, L.I.A Pure Capital Ltd. (“Pure Capital”), which held at that time 4.76% of the Company’s issued and outstanding share capital, has filed a request in the Tel Aviv District Court (Economic Division) to convene a special general meeting of the Company’s shareholders (the “Court Request” and the “Meeting” respectively), to approve an arrangement between the Company and its shareholders in accordance with Section 350 of the Israeli Companies Law, 5799-1999 (the “Companies Law”).

The purpose of the Meeting is to deliberate and discuss Pure Capital’s acquisition of the remaining 95.24% of the Company’s issued and outstanding share capital at a purchase price of USD 0.0925 per ordinary share of the Company (or USD 3.70 per American Depositary Share (“ADS”)), resulting in the privatization of the Company, delisting of the Company’s ADSs from the Nasdaq Stock Exchange, and terminating its obligations as a public company.

The Court Request also seeks that the Company undertake all necessary legal procedures, reports, and publications at its own expense, and seeks to establish instructions and timetables for approving the Meeting, including the convention, submitting applications, and addressing potential objections from ADS holders, in accordance with the Companies Law and the regulations promulgated thereunder.

On March 4, 2025, Pure Capital submitted an amendment to the Request (the “Amended Request”). The Amended Request increased Pure Capital’s proposal for the acquisition of the remaining issued and outstanding share capital of the Company to an updated purchase price of $0.13125 per Ordinary Share (or $5.25 per ADS) as opposed to the previous proposed purchase price of $0.0925 per Ordinary Share (or $3.70 per ADS). The Amended Request further clarified, subject to shareholder approval of the Arrangement, that (i) Pure Capital commits to purchase RSUs granted to the Company’s employees, officers and directors that are subject to acceleration upon a change of control; and (ii) the Company will purchase customary “run-off” insurance as of the date the Arrangement becomes effective.

On March 27, 2025, the Company, in agreement with Pure Capital, submitted a request to the court to order the convening of two shareholders meetings, in accordance with Section 350 of the Israeli Companies Law, as follows: the first meeting shall include all of the Company’s shareholders and ADS holders; the second meeting shall be considered a “pure” meeting, including the Company’s shareholders and ADS holders, except for (i) Pure Capital; (ii) Pure Capital’s controlling shareholder; and (iii) holders of Ordinary Shares or ADSs who have an ongoing business relationship with Pure Capital or its controlling shareholder. The court has approved the joint request as submitted.

On April 21, 2025, the Company published Proxy materials in preparation for the upcoming shareholder meetings. These materials included detailed information about the proposed Arrangement, the Amended Request, and the rationale behind the Company’s board of directors’ decision not to oppose the Arrangement. The Proxy materials also provided instructions for shareholders and ADS holders on how to participate in the meetings, vote on the proposed Arrangement, and submit any questions or comments they may have.